Product Warranties - Summary of Changes in Product Warranty Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 37.7	$ 39.6	$ 42.4
Increase in accrual	1.2	1.9	2.4
Settlements made in cash or in kind	(3.3)	(3.8)	(5.2)
Balance at end of period	$ 35.6	$ 37.7	$ 39.6